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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3000
           Houston, Texas 77002

Form 13F File Number: 028-10882


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      Russell Hawkins
Title:     Manager
Phone:     713-238-2050

Signature, Place, and Date of Signing:


            /s/ Russell Hawkins            Houston, Texas            May 3, 2006
                [Signature]                [City, State]                [Date]


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:           $296,632 (thousands)


List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RHJ INTL CMN                   COM              025181496     4737   200000 SH       SOLE                   200000
ALTRIA GROUP INC               COM              02209s103    41099   580000 SH       SOLE                   580000
BANK OF N Y CO INC             COM              064057102     1802    50000 SH       SOLE                    50000
CHEVRON CORP                   COM              166764100    46376   800000 SH       SOLE                   800000
CINERGY CORP COM               COM              172474108     6811   150000 SH       SOLE                   150000
CITIGROUP INC                  COM              172967101    16530   350000 SH       SOLE                   350000
CONTANGO OIL & GAS COM NEW     COM              21075n204     1813   140000 SH       SOLE                   140000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    26958   425000 SH       SOLE                   425000
ELI LILLY & CO                 COM              532457108     5530   100000 SH       SOLE                   100000
EXXON MOBIL CORP               COM              30231g102    12172   200000 SH       SOLE                   200000
LAUDER ESTEE COS INC A         COM              518439104     9297   250000 SH       SOLE                   250000
NEW YORK TIMES CO.A            COM              650111107     1265    50000 SH       SOLE                    50000
NEWS CORPORATION CLASS A       COM              65248e104     2491   150000 SH       SOLE                   150000
NOVARTIS AG-ADR                COM              66987v109     4158    75000 SH       SOLE                    75000
PNC FINL SVCS GROUP INC        COM              693475105    10096   150000 SH       SOLE                   150000
POGO PRODUCING CO COM          COM              730448107     7537   150000 SH       SOLE                   150000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    32811   527000 SH       SOLE                   527000
SOUTHWEST AIRLINES CO          COM              844741108    26985  1500000 SH       SOLE                  1500000
STATE STREET CORP              COM              857477103    10575   175000 SH       SOLE                   175000
STREETTRACKS GOLD TR GOLD SHS  COM              863307104     5810   100000 SH       SOLE                   100000
TORCHMARK CORP                 COM              891027104     1427    25000 SH       SOLE                    25000
UNITED PARCEL SERVICE CL B     COM              911312106     7938   100000 SH       SOLE                   100000
ZIONS BANCORP                  COM              989701107    12409   150000 SH       SOLE                   150000